UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153

13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Grace Lee
Title:    Assistant Compliance Officer
Phone:    (212) 735-7447

Signature, Place and Date of Signing:


/s/ Grace Lee                  New York, New York              May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:   $4,146,199
                                    (thousands)

List of Other Included Managers: None

                                                       TREMBLANT CAPITAL GROUP
                                                            SEC Form 13-F
                                                           March 31, 2008
COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5       COL 6   COL 7          COLUMN 8

                                                            VALUE     SHRS/       SH/ PUT/  INVTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT     PRN CALL  DSCRTN   MNGRS   SOLE       SHARED NONE
--------------                 --------------   -----      --------   -------     --- ----  ------   -----   ----       ------ ----
ADVANCED MEDICAL OPTICS INC    COM              00763M108      54,886  2,703,739  SH        SOLE     n/a      2,703,739  n/a   n/a
ADVANCED MEDICAL OPTICS INC    COM              00763M108       6,687    329,400      CALL  SOLE     n/a        329,400  n/a   n/a
AIRMEDIA GROUP INC             SPONSORED ADR    009411109       5,390    338,994  SH        SOLE     n/a        338,994  n/a   n/a
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108      28,811  2,791,809  SH        SOLE     n/a      2,791,809  n/a   n/a
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105      62,339    978,781  SH        SOLE     n/a        978,781  n/a   n/a
AMERICAN PUBLIC EDUCATION IN   COM              02913V103       3,507    115,464  SH        SOLE     n/a        115,464  n/a   n/a
ANADIGICS INC                  COM              032515108       4,529    690,377  SH        SOLE     n/a        690,377  n/a   n/a
APPLE INC                      COM              037833100     258,479  1,801,245  SH        SOLE     n/a      1,801,245  n/a   n/a
APPLE INC                      COM              037833100     105,114    732,500      CALL  SOLE     n/a        732,500  n/a   n/a
ARTHROCARE CORP                COM              043136100       8,388    251,500      CALL  SOLE     n/a        251,500  n/a   n/a
BAIDU COM INC                  SPON ADR REP A   056752108      85,321    356,052  SH        SOLE     n/a        356,052  n/a   n/a
BURLINGTON NORTHN SANTA FE C   COM              12189T104      20,877    226,387  SH        SOLE     n/a        226,387  n/a   n/a
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208       7,895  1,335,856  SH        SOLE     n/a      1,335,856  n/a   n/a
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202       4,915     57,664  SH        SOLE     n/a         57,664  n/a   n/a
CENVEO INC                     COM              15670S105      18,233  1,743,139  SH        SOLE     n/a      1,743,139  n/a   n/a
CHARTER COMMUNICATIONS INC D   CL A             16117M107         328    384,700      CALL  SOLE     n/a        384,700  n/a   n/a
CHIPOTLE MEXICAN GRILL INC     CL B             169656204     117,181  1,206,935  SH        SOLE     n/a      1,206,935  n/a   n/a
CHIPOTLE MEXICAN GRILL INC     CL A             169656105      11,343    100,000      PUT   SOLE     n/a        100,000  n/a   n/a
CIRRUS LOGIC INC               COM              172755100       1,781    265,000  SH        SOLE     n/a        265,000  n/a   n/a
COGENT COMM GROUP INC          COM NEW          19239V302      75,389  4,117,345  SH        SOLE     n/a      4,117,345  n/a   n/a
COMMSCOPE INC                  COM              203372107      90,669  2,603,188  SH        SOLE     n/a      2,603,188  n/a   n/a
CORNING INC                    COM              219350105     106,286  4,421,208  SH        SOLE     n/a      4,421,208  n/a   n/a
CORNING INC                    COM              219350105     104,692  4,354,900      CALL  SOLE     n/a      4,354,900  n/a   n/a
COSTCO WHSL CORP NEW           COM              22160K105       7,574    116,576  SH        SOLE     n/a        116,576  n/a   n/a
CSX CORP                       COM              126408103      19,274    343,740  SH        SOLE     n/a        343,740  n/a   n/a
CVS CAREMARK CORPORATION       COM              126650100      90,664  2,238,070  SH        SOLE     n/a      2,238,070  n/a   n/a
CVS CAREMARK CORPORATION       COM              126650100     199,629  4,927,900      CALL  SOLE     n/a      4,927,900  n/a   n/a
DIGITAL RLTY TR INC            COM              253868103      24,544    691,387  SH        SOLE     n/a        691,387  n/a   n/a
E M C CORP MASS                COM              268648102     102,542  7,150,800      CALL  SOLE     n/a      7,150,800  n/a   n/a
ECLIPSYS CORP                  COM              278856109      58,731  2,994,964  SH        SOLE     n/a      2,994,964  n/a   n/a
ECLIPSYS CORP                  COM              278856109      13,492    688,000      CALL  SOLE     n/a        688,000  n/a   n/a
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109      49,527  1,409,030  SH        SOLE     n/a      1,409,030  n/a   n/a
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109       1,476     42,000      CALL  SOLE     n/a         42,000  n/a   n/a
FOSTER WHEELER LTD             SHS NEW          G36535139       2,763     48,800  SH        SOLE     n/a         48,800  n/a   n/a
GAFISA S A                     SPONS ADR        362607301      28,264    847,239  SH        SOLE     n/a        847,239  n/a   n/a
GILDAN ACTIVEWEAR INC          COM              375916103      17,815    476,853  SH        SOLE     n/a        476,853  n/a   n/a
GOOGLE INC                     CL A             38259P508      79,529    180,555  SH        SOLE     n/a        180,555  n/a   n/a
GREEN MTN COFFEE ROASTERS IN   COM              393122106      33,182  1,048,412  SH        SOLE     n/a      1,048,412  n/a   n/a
HEALTHEXTRAS INC               COM              422211102      61,694  2,483,659  SH        SOLE     n/a      2,483,659  n/a   n/a
HOLOGIC INC                    COM              436440101      91,448  1,644,750  SH        SOLE     n/a      1,644,750  n/a   n/a
HOLOGIC INC                    COM              436440101      44,358  1,595,600      CALL  SOLE     n/a      1,595,600  n/a   n/a
HUGHES COMMUNICATIONS INC      COM              444398101      10,475    206,698  SH        SOLE     n/a        206,698  n/a   n/a
INVERNESS MED INNOVATIONS IN   COM              46126P106      73,953  2,456,894  SH        SOLE     n/a      2,456,894  n/a   n/a
LCA-VISION INC                 COM PAR $.001    501803308      22,335  1,786,772  SH        SOLE     n/a      1,786,772  n/a   n/a
MCKESSON CORP                  COM              58155Q103      56,142  1,072,027  SH        SOLE     n/a      1,072,027  n/a   n/a
MCKESSON CORP                  COM              58155Q103      48,704    930,000      CALL  SOLE     n/a        930,000  n/a   n/a
MELCO PBL ENTMNT LTD           ADR              585464100     116,357 10,224,714  SH        SOLE     n/a     10,224,714  n/a   n/a
MERCADOLIBRE INC               COM              58733R102       4,068    102,321  SH        SOLE     n/a        102,321  n/a   n/a
MONSTER WORLDWIDE INC          COM              611742107      10,082    416,448  SH        SOLE     n/a        416,448  n/a   n/a
NAVISITE INC                   COM NEW          63935M208       3,243  1,467,413  SH        SOLE     n/a      1,467,413  n/a   n/a
NII HLDGS INC                  CL B NEW         62913F201       2,377     74,800      CALL  SOLE     n/a         74,800  n/a   n/a
NTELOS HLDGS CORP              COM              67020Q107      68,287  2,821,766  SH        SOLE     n/a      2,821,766  n/a   n/a
NUANCE COMMUNICATIONS INC      COM              67020Y100       5,095    292,627  SH        SOLE     n/a        292,627  n/a   n/a
NYSE EURONEXT                  COM              629491101     173,005  2,803,518  SH        SOLE     n/a      2,803,518  n/a   n/a
PAETEC HOLDING CORP            COM              695459107      49,313  7,404,321  SH        SOLE     n/a      7,404,321  n/a   n/a
PHARMACEUTICAL PROD DEV INC    COM              717124101      27,300    651,561  SH        SOLE     n/a        651,561  n/a   n/a
PHARMANET DEV GROUP INC        COM              717148100      23,383    926,789  SH        SOLE     n/a        926,789  n/a   n/a
PRICELINE COM INC              COM NEW          741503403       2,561     21,192  SH        SOLE     n/a         21,192  n/a   n/a
QUALCOMM INC                   COM              747525103     158,887  3,875,293  SH        SOLE     n/a      3,875,293  n/a   n/a
QUALCOMM INC                   COM              747525103     382,239  9,322,900      CALL  SOLE     n/a      9,322,900  n/a   n/a
RED HAT INC                    COM              756577102     134,247  7,300,000      CALL  SOLE     n/a      7,300,000  n/a   n/a
RED HAT INC                    COM              756577102      86,533  4,705,438  SH        SOLE     n/a      4,705,438  n/a   n/a
RESEARCH IN MOTION LTD         COM              760975102     256,476  2,285,272  SH        SOLE     n/a      2,285,272  n/a   n/a
SUNTECH PWR HLDGS CO LTD       ADR              86800C104      31,157    768,160  SH        SOLE     n/a        768,160  n/a   n/a
SXC HEALTH SOLUTIONS CORP      COM              78505P100       3,623    304,998  SH        SOLE     n/a        304,998  n/a   n/a
THERMO FISHER SCIENTIFIC INC   COM              883556102      49,851    877,040  SH        SOLE     n/a        877,040  n/a   n/a
TIME WARNER TELECOM INC        CL A             887319101      35,669  2,302,743  SH        SOLE     n/a      2,302,743  n/a   n/a
UBS AG                         SHS NEW          H89231338       5,760    200,000      PUT   SOLE     n/a        200,000  n/a   n/a
UNION PAC CORP                 COM              907818108      23,230    185,279  SH        SOLE     n/a        185,279  n/a   n/a
UNITEDHEALTH GROUP INC         COM              91324P102       5,838    169,900      CALL  SOLE     n/a        169,900  n/a   n/a
UST INC                        COM              902911106       1,450     26,594  SH        SOLE     n/a         26,594  n/a   n/a
VISA INC-CLASS A SHARES        COM              92826C839     145,297  2,329,964  SH        SOLE     n/a      2,329,964  n/a   n/a
WAL MART STORES INC            COM              931142103       2,128     40,402  SH        SOLE     n/a         40,402  n/a   n/a
WYETH                          COM              983024100       2,714     65,000  SH        SOLE     n/a         65,000  n/a   n/a
XM SATELLITE RADIO HLDGS INC   CL A             983759101      14,874  1,280,000      CALL  SOLE     n/a      1,280,000  n/a   n/a
                                                           4,146,199

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